Fidelity (logo) Investments®||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000

June 18, 2010

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Rutland Square Trust II (the trust):

Strategic Advisers Core Income Fund
Strategic Advisers Income Opportunities Fund
Strategic Advisers International II Fund
Strategic Advisers Small-Mid Cap Fund
Strategic Advisers U.S. Opportunity Fund
Strategic Advisers Value Fund (the funds)

File Nos. (333-139427) and (811-21991)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses for Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International II Fund, Strategic Advisers Small-Mid Cap Fund, and Strategic Advisers Value Fund and the Statements of Additional Information for Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, and Strategic Advisers U.S. Opportunity Fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Marc Bryant
Marc Bryant
Secretary of the Trust